Securitizations and Variable Interest Entities - Fair value of retained interests, key economic assumptions and sensitivity (Parenthetical) (Detail) - JPY (¥) ¥ in Billions	6 Months Ended	12 Months Ended
	Sep. 30, 2016	Mar. 31, 2016
Variable Interest Entity [Line Items]
Sensitivity analysis for material retained interest	¥ 243	¥ 171
Retained interests	¥ 271	¥ 200
Minimum [Member]
Variable Interest Entity [Line Items]
Percentage of changes in fair value based on adverse effect	10.00%	10.00%
Maximum [Member]
Variable Interest Entity [Line Items]
Percentage of changes in fair value based on adverse effect	20.00%	20.00%